Trade Receivables, Net (Details) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Schedule of trade receivables
Trade receivables	$ 29,030,945	$ 27,740,315	$ 27,328,853
Allowance for bad debt	(838,281)	(731,475)	(751,563)
Total trade receivables, net	$ 28,192,664	$ 27,008,840	$ 26,577,290